UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C. 20549

                              FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  Dec 31, 2010
                                                -------------------

Check here if Amendment [X]; Amendment Number:   1
                                                ---
This Amendment (Check only one.):
   [ X ]  is a restatement.
   [   ]  adds new holdings entries.

Mitsubishi UFJ Securities Holdings Co., Ltd.(MUSHD) is the parent holding company of a number of operating subsidiaries, some of which are or may be institutional investment managers for the purposes of the reporting requirements under section 13(F) of the Securities Exchange Act of 1934(the Act) and the rules promulgated thereunder. MUSHD itself does not directly exercise investment discretion with respect to any section 13(F) securities positions except those included in the FORM 13F INFORMAITON TABLE below.
To the extent that MUSHD'S ownership interest in such operating subsidiaries is deemed the exercise of investment discretion regarding certain of such subsidiaries' managed accounts, the information required by FORM 13F with respect to such accounts is included in the report separatetly filed by each of the operating subsidiaries that are institutional investment managers subject to section 13(F) of the Act.

Institutional Investment Manager Filing this Report:

Name:      Mitsubishi UFJ Securities Holdings Co., Ltd.
          ------------------------------------------------
Address:   Marunouchi Bldg., 2-4-1 Marunouchi, Chiyoda-ku,
          ------------------------------------------------
           Tokyo, 100-6334, Japan
          ------------------------------------------------

Form 13F File Number: 28- 13570
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager

Name:     Shingo Sumimoto
         ---------------------------------------------
Title:    General Manager, Corporate Planning Division
         ---------------------------------------------
Phone:    81-3-6213-5440
         ---------------------------------------------

Signature, Place, and Date of Signing:

/s/ Shingo Sumimoto,   Tokyo, Japan    22 February 2011

Report Type (Check only one.):
[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number       Name
 28- 13569                 Kokusai Asset Management Co., Ltd.
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

                          FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:           1
                                         ---------
Form 13F Information Table Entry Total:     22
                                         ---------
Form 13F Information Table Value Total:    72,447
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                                         (thousands)

List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number      Name
 01    28- 13582                Mitsubishi UFJ Financial Group, Inc.
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

                          FORM 13F INFORMATION TABLE
---------------------------------------------------------------------------------------
     COLUM1    COLUM2  COLUM3 COLUM4     COLUM5        COLUM6  COLUM7      COLUM8
-------------- ------- ------ ------ ---------------  -------  ------- ----------------
 NAME OF        TITLE          VALUE   SHRS/  SH/ PUT/ INVSTMT OTHER   VOTING AUTHORITY
 ISSUER       OF CLASS CUSIP (x$1000) PRN AMT PRM CALL DSCRETN MANAGER SOLE SHARED NONE
---------------------------------------------------------------------------------------
ALLEGHENY TECHNOLOGIES
 INC            COM  01741R102   443   8,020  SH       DEFINED        8,020   0     0
APACHE CORP     COM  037411105   261   2,190  SH       DEFINED        2,190   0     0
APPLE INC       COM  037833100 1,439   4,460  SH       DEFINED        4,460   0     0
BEAZER HOMES
 USA INC        COM  07556Q105    61  11,250  SH       DEFINED       11,250   0     0
CHINA DIGITAL   SPONSORED
 TV HLDG CO LTD ADR  16938G107 5,476 772,320  SH       DEFINED      772,320   0     0
CITIGROUP INC   COM  172967101    82  17,270  SH       DEFINED       17,270   0     0
GAFISA S A      SPONS
                ADR  362607301 1,622 111,620  SH       DEFINED      111,620   0     0
GERON CORP      COM  374163103    62  11,860  SH       DEFINED       11,860   0     0
GOLDMAN SACHS
 GROUP INC      COM  38141G104    74     440  SH       DEFINED          440   0     0
GOOGLE INC      CL A 38259P508   148     250  SH       DEFINED          250   0     0
INFOSYS         SPONSORED
 TECHNOLOGIES   ADR  456788108    72     940  SH       DEFINED          940   0     0
MIZUHO FINL     SPONSORED
 GROUP INC      ADR  60687Y109   188  50,000  SH       DEFINED       50,000   0     0
MOSAIC CO       COM  61945A107 8,500 111,320  SH       DEFINED      111,320   0     0
NETAPP INC      COM  64110D104   621  11,300  SH       DEFINED       11,300   0     0
PFIZER INC      COM  717081103   357  20,400  SH       DEFINED       20,400   0     0
POTASH CORP SASK
 INC            COM  73755L107 1,073   6,930  SH       DEFINED        6,930   0     0
QUALCOMM INC    COM  747525103   484   9,780  SH       DEFINED        9,780   0     0
SONY CORP       ADR
                NEW  835699307   357  10,000  SH       DEFINED       10,000   0     0
SPDR S&P 500    TR UNIT
 ETF TRUST          78462F103 37,500 150,000  SH       DEFINED      150,000   0     0
SPDR S&P 500    CALL
 ETF TRUST          78462F903 12,500  50,000  SH CALL  DEFINED       50,000   0     0
STARBUCKS CORP  COM  855244109   821  25,550  SH       DEFINED       25,550   0     0
SUNCOR ENERGY
 INC            COM  867224107   308   8,050  SH       DEFINED        8,050   0     0